Subsequent events (Details 2) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended
	Jun. 30, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2011 Subsequent events	Feb. 03, 2012 Subsequent events Related award agreements	Feb. 29, 2012 Subsequent events LTIP Stock option agreement Less than one	Feb. 29, 2012 Subsequent events LTIP Stock option agreement One	Feb. 29, 2012 Subsequent events LTIP Stock option agreement Two	Feb. 29, 2012 Subsequent events LTIP Stock option agreement Three	Feb. 29, 2012 Subsequent events LTIP Stock option agreement Four	Feb. 29, 2012 Subsequent events Restricted Stock Awards Related award agreements	Dec. 31, 2011 Subsequent events Restricted Stock Awards LTIP Restricted stock agreement	Dec. 31, 2011 Subsequent events Restricted Stock Awards LTIP Restricted stock agreement Maximum	Feb. 29, 2012 Subsequent events Stock options Related award agreements	Feb. 29, 2012 Subsequent events Performance unit awards Related award agreements	Dec. 31, 2011 Subsequent events Performance unit awards LTIP Performance compensation award agreement
Subsequent events
Number of shares granted													602,948
Number of shares granted during the period	777,000									593,939				49,244
Closing price on the date of grant (in dollars per share)				$ 24.11
Vesting period												3 years			3 years
Vesting rights (as a percent)											33.00%
Incremental percentage of option exercisable					0.00%	25.00%	25.00%	25.00%	25.00%
Cumulative percentage of option exercisable					0.00%	25.00%	50.00%	75.00%	100.00%
Expiration term			10 years
Expiration term, termination of employment by death			1 year
Expiration term, termination of employment or service with cause			90 days
Value of awards (in dollars per share)	$ 13.02	$ 1.14													$ 100.00